Share-based compensation (Detail Textuals)	12 Months Ended
	Mar. 31, 2018 USD ($) Share shares	Mar. 31, 2017 USD ($)	[1]	Mar. 31, 2016 USD ($)	Mar. 31, 2014 USD ($)	Jul. 15, 2016 USD ($)	Jun. 14, 2012 Year	Mar. 31, 2012 shares
2012 & 2017 Omnibus Securities and Incentive Plan
Disclosure Of Terms And Conditions Of Share Based Payment Arrangements [Line Items]
Number of ordinary shares reserved for issuance | shares	4,500,000							3,962,826
Mr. Karan A. Chanana, Chairman and Chief Executive Officer ANFI
Disclosure Of Terms And Conditions Of Share Based Payment Arrangements [Line Items]
Initial term of agreement | Year							5
Provision for share compensation reserve	$ 536,000
Number of share awards granted | Share	100,000
Fair value of share options as on grant date						$ 853,776
Share based compensation recognized in profit or loss	$ 0	$ 853,776		$ 1,890,910
Vesting period of share options granted					4 years
Unamortized amount of share options granted					$ 1,916,226
Value of shares granted					$ 2,679,848

[1]	These share options (fair value of $853,776 as on the grant date) have been granted as on July 15, 2016, after the end of fiscal 2016; hence it was a non-adjusting event for the year ended March 31, 2016. Since these share options vested immediately as on the grant date of July 15, 2016, accordingly, a corresponding expense of $853,776 has been charged to Profit or loss for the year ended on March 31, 2017.